COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Summary of provision

	12/31/2024	12/31/2023
Legal issues	3,973,179	4,932,379
Labor lawsuits	579,165	442,286
Tax	31,945,240	9,132,159
Unused Balances of Credit Cards	3,247,294	3,172,768
Judicial Deposits	278,055	473,765
Eventual commitments	209,922	896,451
Restructuring expenses	—	13,065,818
Others	369,994	326,074
Total	40,602,849	32,441,700